Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 16.0%
Comcast Corp. - Class A	11,856	$423,141
Fox Corp. - Class A	7,532	422,093
Interpublic Group of Cos., Inc.	16,138	395,058
Match Group, Inc.	13,225	408,520
Nexstar Media Group, Inc.	2,419	418,366
Omnicom Group, Inc.	5,690	409,339
Sirius XM Holdings, Inc.	18,465	424,141
Warner Bros Discovery, Inc. (a)	39,687	454,813
		3,355,471

Consumer Discretionary - 21.9%
Abercrombie & Fitch Co. - Class A (a)	5,279	437,365
Bath & Body Works, Inc.	15,884	475,884
Best Buy Co., Inc.	5,676	381,030
Crocs, Inc. (a)	3,999	405,019
Expedia Group, Inc.	2,407	406,013
Gap, Inc.	18,664	407,062
Gentex Corp.	13,491	296,667
Lear Corp.	4,437	421,426
PVH Corp.	6,340	434,924
Tapestry, Inc.	6,378	560,052
VF Corp.	32,205	378,409
		4,603,851

Consumer Staples - 2.3%
Molson Coors Beverage Co. - Class B	10,072	484,363

Energy - 17.9%
APA Corp.	21,271	389,047
EOG Resources, Inc.	2,351	281,203
Halliburton Co.	17,324	353,063
Magnolia Oil & Gas Corp. - Class A	16,123	362,445
Matador Resources Co.	10,635	507,502
NOV, Inc.	31,198	387,791
Ovintiv, Inc.	10,268	390,697
Permian Resources Corp.	29,129	396,737
Schlumberger NV	11,579	391,370
Valero Energy Corp.	2,337	314,140
		3,773,995

Financials - 8.4%
Fidelity National Financial, Inc.	9,370	525,282
First American Financial Corp.	6,294	386,389
Global Payments, Inc.	5,238	419,249
WEX, Inc. (a)	2,967	435,823
		1,766,743

Health Care - 1.3%
Zimmer Biomet Holdings, Inc.	3,025	275,910

Industrials - 15.3%
Allison Transmission Holdings, Inc.	3,580	340,064
FedEx Corp.	2,327	528,950
Genpact Ltd.	11,890	523,279
Oshkosh Corp.	3,010	341,755
Owens Corning	3,786	520,651
Timken Co.	5,685	412,447
WESCO International, Inc.	2,934	543,377
		3,210,523

Information Technology - 8.4%
Dell Technologies, Inc. - Class C	4,686	574,503
NetApp, Inc.	3,109	331,264
QUALCOMM, Inc.	3,269	520,621
Vontier Corp.	9,393	346,602
		1,772,990

Materials - 5.5%
Alcoa Corp.	18,141	535,341
Cabot Corp.	4,240	318,000
Sealed Air Corp.	10,131	314,365
		1,167,706

Utilities - 2.1%
NRG Energy, Inc.	2,798	449,303
TOTAL COMMON STOCKS (Cost $21,250,070)		20,860,855

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (b)	161,147	161,147
TOTAL SHORT-TERM INVESTMENTS (Cost $161,147)		161,147

TOTAL INVESTMENTS - 99.9% (Cost $21,411,217)		21,022,002
Other Assets in Excess of Liabilities - 0.1%		11,610
TOTAL NET ASSETS - 100.0%		$21,033,612
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Cash Flow Dividend Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	20,860,855	–	–	20,860,855
Money Market Funds	161,147	–	–	161,147
Total Investments	21,022,002	–	–	21,022,002

Refer to the Schedule of Investments for further disaggregation of investment categories.